COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
Dec. 31, 2015
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

23.COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Changes in AOCI attributable to Enbridge common shareholders for the years ended December 31, 2015, 2014 and 2013, are as follows:

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2015	(488)	108	309	(5)	(359)	(435)
Other comprehensive income/(loss) retained in AOCI	73	(952)	3,056	47	65	2,289
Other comprehensive gains/(loss) reclassified to earnings
Interest rate contracts1	(34)	-	-	-	-	(34)
Commodity contracts2	(11)	-	-	-	-	(11)
Foreign exchange contracts3	7	-	-	-	-	7
Other contracts4	26	-	-	-	-	26
Amortization of pension and OPEB actuarial loss and prior service costs5	-	-	-	-	32	32
Other comprehensive loss reclassified to earnings of derecognized cash flow hedges (Note 24)	(338)	-	-	-	-	(338)
	(277)	(952)	3,056	47	97	1,971
Tax impact
Income tax on amounts retained in AOCI	(29)	49	-	(5)	(14)	1
Income tax on amounts reclassified to earnings	15	-	-	-	(11)	4
Income tax on amounts reclassified to earnings of derecognized cash flow hedges (Note 24)	91	-	-	-	-	91
	77	49	-	(5)	(25)	96
Balance at December 31, 2015	(688)	(795)	3,365	37	(287)	1,632

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2014	(1)	378	(778)	(15)	(183)	(599)
Other comprehensive income/(loss) retained in AOCI	(857)	(301)	1,087	10	(265)	(326)
Other comprehensive gains/(loss) reclassified to earnings
Interest rate contracts1	201	-	-	-	-	201
Commodity contracts2	(2)	-	-	-	-	(2)
Foreign exchange contracts3	8	-	-	-	-	8
Other contracts4	(23)	-	-	-	-	(23)
Amortization of pension and OPEB actuarial loss and prior service costs5	-	-	-	-	18	18
	(673)	(301)	1,087	10	(247)	(124)
Tax impact
Income tax on amounts retained in AOCI	231	31	-	-	74	336
Income tax on amounts reclassified to earnings	(45)	-	-	-	(3)	(48)
	186	31	-	-	71	288
Balance at December 31, 2014	(488)	108	309	(5)	(359)	(435)

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2013	(621)	474	(1,265)	(26)	(324)	(1,762)
Other comprehensive income/(loss) retained in AOCI	707	(111)	487	11	165	1,259
Other comprehensive gains/(loss) reclassified to earnings
Interest rate contracts1	134	-	-	-	-	134
Commodity contracts2	(1)	-	-	-	-	(1)
Foreign exchange contracts3	(8)	-	-	-	-	(8)
Amortization of pension and OPEB actuarial loss and prior service costs5	-	-	-	-	36	36
	832	(111)	487	11	201	1,420
Tax impact
Income tax on amounts retained in AOCI	(176)	15	-	-	(51)	(212)
Income tax on amounts reclassified to earnings	(36)	-	-	-	(9)	(45)
	(212)	15	-	-	(60)	(257)
Balance at December 31, 2013	(1)	378	(778)	(15)	(183)	(599)
1	Reported within Interest expense in the Consolidated Statements of Earnings.
2	Reported within Commodity costs in the Consolidated Statements of Earnings.
3	Reported within Other expense in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.
5	These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.